UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ X ]; Amendment Number:  3
This Amendment (Check only one.)[ X ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.W. Burns & Company, Inc.
Address:    Glacier Creek Office Park
            6711 Towpath Road, Ste. 200
            East Syracuse, NY  13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341

Signature, Place, and Date of Signing:

      Peter N. Bunitsky      East Syracuse, NY      11/23/99


Report Type  (Check only one.):

[ X ]    13F Holdings Report

[   ]    13F Notice.

[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     292,166,092
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
                                             FORM 13F INFORMATION TABLE
                   TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER      CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE

ABBOTT LABS          COM  00282410        568     15,480   SH        ALL     SOLE                 NONE
ADVENT SOFTWARE      COM  007974108       279      4,475   SH        ALL     SOLE                 NONE
AMERICAN INTL GRP    COM  026874107    11,675    134,290   SH        ALL     SOLE                 NONE
BANK OF NEW YORK     COM  064057102       314      9,400   SH        ALL     SOLE                 NONE
BELL ATLANTIC        COM  77853109        352      5,228   SH        ALL     SOLE                 NONE
BRISTOL-MYERS SQUIBB COM  110122108    26,805    397,118   SH        ALL     SOLE                 NONE
CISCO SYSTEMS INC    COM  17275R102    21,248    309,908   SH        ALL     SOLE                 NONE
CITIGROUP INC.       COM  172967101       273      6,210   SH        ALL     SOLE                 NONE
CLOROX CO            COM  18905410      7,808    204,134   SH        ALL     SOLE                 NONE
COCA COLA CO         COM  19121610      6,878    142,556   SH        ALL     SOLE                 NONE
CUTTER & BUCK INC.   COM  232217109       206     13,227   SH        ALL     SOLE                 NONE
EMC CORP.            COM  268648102       254      3,552   SH        ALL     SOLE                 NONE
EXPRESS SCRIPTS      COM  302182100       425      5,425   SH        ALL     SOLE                 NONE
EXXON CORP           COM  30229010        771     10,149   SH        ALL     SOLE                 NONE
FANNIE MAE           COM  313586109     7,869    125,523   SH        ALL     SOLE                 NONE
FEDERAL HOME LOAN    COM  313400301     7,086    136,272   SH        ALL     SOLE                 NONE
    MTG. CORP.
GENERAL ELEC CO      COM  36960410      1,323     11,161   SH        ALL     SOLE                 NONE
GILLETTE CO          COM  375766102    12,995    382,903   SH        ALL     SOLE                 NONE
GUIDANT CORP         COM  401698105     1,594     29,730   SH        ALL     SOLE                 NONE
HERSHEY FOODS CORP   COM  427866108     6,017    123,585   SH        ALL     SOLE                 NONE
HEWLETT-PACKARD      COM  428236103       321      3,535   SH        ALL     SOLE                 NONE
HOME DEPOT INC.      COM  437076102       382      5,564   SH        ALL     SOLE                 NONE
INTEL CORP.          COM  458140100    25,220    339,374   SH        ALL     SOLE                 NONE
INTERNATIONAL        COM  45920010        538      4,450   SH        ALL     SOLE                 NONE
     BUS. MACHINES
JDS UNIPHASE         COM  46612J101       372      3,265   SH        ALL     SOLE                 NONE
JOHNSON & JOHNSON    COM  478160104    18,044    196,395   SH        ALL     SOLE                 NONE
KEY CORP             COM  493267108     8,349    323,444   SH        ALL     SOLE                 NONE
LUCENT TECHNOLOGIES  COM  549463107    21,185    326,560   SH        ALL     SOLE                 NONE
MEDTRONIC INC        COM  585055106     6,819    191,760   SH        ALL     SOLE                 NONE
MERCK & CO INC       COM  58933110     13,932    214,958   SH        ALL     SOLE                 NONE
MICROSOFT CORP       COM  594918104    32,389    357,641   SH        ALL     SOLE                 NONE
MOBIL CORP           COM  60705910        855      8,484   SH        ALL     SOLE                 NONE
NOKIA CORP. ADR.     COM  654902204       209      2,322   SH        ALL     SOLE                 NONE
PFIZER INC           COM  71708110      8,443    235,350   SH        ALL     SOLE                 NONE
QUALCOMM INC         COM  747525103       378      2,000   SH        ALL     SOLE                 NONE
ROYAL DUTCH PET CO   COM  780257804     4,850     82,109   SH        ALL     SOLE                 NONE
       NY REG GLDR 10
SCHERING-PLOUGH      COM  806605101       303      6,937   SH        ALL     SOLE                 NONE
STATE STREET BOSTON  COM  857477103       728     11,261   SH        ALL     SOLE                 NONE
STRYKER CO           COM  863667101     7,653    149,690   SH        ALL     SOLE                 NONE
SUN MICROSYSTEMS     COM  866810104     2,834     30,470
TEXACO               COM  881694103     1,499     23,740   SH        ALL     SOLE                 NONE
TOOTSIE ROLL         COM  890516107     5,662    172,219   SH        ALL     SOLE                 NONE
TRUSTCO BANK CORP NY COM  898349105       679     22,982   SH        ALL     SOLE                 NONE
WATERS CORP.         COM  941848103       475      7,850   SH        ALL     SOLE                 NONE
WELLS FARGO & CO.    COM  949746101     1,795     45,310   SH        ALL     SOLE                 NONE
WORLDCOM INC.        COM	 55268B106       326      4,529   SH        ALL     SOLE                 NONE
WRIGLEY WM JR CO.    COM  982526105    12,941    188,058   SH        ALL     SOLE                 NONE
XEROX COMPANY        COM  984121103       247      5,900   SH        ALL     SOLE                 NONE
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